Net Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE
13.	NET LOSS PER SHARE

For the six months ended June 30, 2021 and 2022, for the purpose of calculating net loss per share as a result of the reorganization as described in Note 1, the number of shares used in the calculation reflects the outstanding shares of the Company as if the reorganization took place at the beginning of the period presented.

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Ucommune International Ltd’s shareholders	(298,122)	(229,269)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share*	4,225,852	4,373,728
Basic and diluted net loss per share**	(70.55)	(52.42)

*	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

**	The potential dilutive securities were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive.